Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Tax Expense

The components of income tax expense are as follows for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Current tax expense	$3,205	$2,020	$3,717
Benefit from net operating loss carryovers	—	—	(68)
Deferred tax expense (benefit)	479	791	(105)

Total income tax expense	$3,684	$2,811	$3,544

Schedule of Effective Income Tax Rate Reconciliation

The reasons for the differences between the tax at the statutory federal income tax rate and the effective tax rates are summarized as follows for the years ended December 31:

	2012	2011	2010
	% of Income	% of Income	% of Income
Federal income tax at statutory rate	34.0%	34.0%	34.0
Increase (decrease) in tax resulting from:
Tax-exempt income	(5.5)	(7.5)	(4.8)
Dividends received deduction	(1.2)	(1.4)	(0.5)
Federal tax credits	(0.3)	(0.3)	(0.3)
Merge related expenses	2.2	—	—
Other, net	3.0	2.0	2.4

Effective tax rates	32.2%	26.8%	30.8%

Schedule of Deferred Tax Assets and Liabilities

The Company had gross deferred tax assets and gross deferred tax liabilities as follows as of December 31:

(Dollars in thousands)	2012	2011
Deferred tax assets:
Interest on non-performing loans	$139	$69
Allowance for loan losses	3,554	3,474
Deferred compensation	714	702
Deferred retirement expense	951	789
Restricted stock awards	15	—
Accrued directors fees	27	32
Accrued group health contingency	52	46
Writedown of securities	—	343
Net unrealized loss on derivative	65	185
Unrecognized employee benefits under ASC 715-10	1,680	1,537
Other	252	51

Gross deferred tax assets	7,449	7,228

Deferred tax liabilities:
Deferred loan costs, net of fees	(1,149)	(653)
Prepaid pension	(1,621)	(1,643)
Accelerated depreciation	(611)	(651)
Purchased goodwill	(3,257)	(2,961)
Mortgage servicing rights	(851)	(717)
Net unrealized gain on available-for-sale securities	(777)	(1,124)
Core deposit intangibles and other market value adjustments	(1,180)	(1,144)

Gross deferred tax liabilities	(9,446)	(8,893)

Net deferred tax liability	$(1,997)	$(1,665)